CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS - Summary of Pledged and restricted assets (Details)	Jun. 30, 2026 USD ($)
IT equipment | Leasing
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
Carrying Amount	$ 116,820
Outstanding debt	250,740
Land and buildings | Leasing
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
Carrying Amount	1,171,309
Outstanding debt	9,738,960
Land and buildings | Borrowing One
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
Carrying Amount	4,535,000
Outstanding debt	$ 1,900,000